UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00834

Name of Registrant: Vanguard Windsor Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1: Schedule of Investments

Vanguard Windsor Fund

Schedule of Investments
As of January 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (97.2%)[1]
Consumer Discretionary (9.9%)
Lowe's Cos. Inc.	3,297,200	152,627
Newell Rubbermaid Inc.	4,527,800	139,909
Nordstrom Inc.	2,413,100	138,633
* Toll Brothers Inc.	3,762,000	138,254
Lennar Corp. Class A	3,377,375	135,635
Omnicom Group Inc.	1,759,100	127,675
GNC Holdings Inc. Class A	2,308,400	117,982
Staples Inc.	7,100,921	93,448
* General Motors Co.	2,546,225	91,868
Ford Motor Co.	5,700,300	85,277
Comcast Corp.	1,385,500	72,531
* News Corp. Class A	4,426,075	70,640
* TRW Automotive Holdings Corp.	930,800	69,019
Kohl's Corp.	1,303,475	65,995
Delphi Automotive plc	819,425	49,895
TJX Cos. Inc.	812,600	46,611
* News Corp. Class B	1,469,052	22,932
		1,618,931
Consumer Staples (4.4%)
Ingredion Inc.	2,334,800	145,458
Japan Tobacco Inc.	4,453,100	137,541
CVS Caremark Corp.	1,894,200	128,275
Diageo plc	3,916,623	116,860
Bunge Ltd.	1,160,900	87,950
Wal-Mart Stores Inc.	906,625	67,707
Molson Coors Brewing Co. Class B	761,800	40,101
		723,892
Energy (11.8%)
Baker Hughes Inc.	4,941,825	279,905
BP plc ADR	4,170,900	195,573
Royal Dutch Shell plc ADR	2,713,836	187,526
Pioneer Natural Resources Co.	1,012,000	171,352
* Cobalt International Energy Inc.	9,041,288	148,006
* Southwestern Energy Co.	3,517,100	143,111
Canadian Natural Resources Ltd.	4,185,100	137,062
Halliburton Co.	2,743,900	134,479
Anadarko Petroleum Corp.	1,544,500	124,626
National Oilwell Varco Inc.	1,591,800	119,401
Exxon Mobil Corp.	1,182,925	109,018
Apache Corp.	1,157,800	92,925
Valero Energy Corp.	1,332,100	68,070
* Concho Resources Inc.	342,820	33,524
		1,944,578
Financials (24.7%)
Wells Fargo & Co.	7,542,200	341,963
American International Group Inc.	6,912,800	331,538
Citigroup Inc.	6,459,550	306,376
MetLife Inc.	6,191,525	303,694

Ameriprise Financial Inc.	2,412,900	254,899
Bank of America Corp.	12,943,600	216,805
Unum Group	6,648,800	214,091
PNC Financial Services Group Inc.	2,240,700	178,987
XL Group plc Class A	4,754,500	136,644
Weyerhaeuser Co.	4,290,000	128,185
JPMorgan Chase & Co.	2,110,150	116,818
Principal Financial Group Inc.	2,509,200	109,326
Public Storage	663,500	104,561
UBS AG	5,113,675	101,609
IntercontinentalExchange Group Inc.	468,200	97,756
Morgan Stanley	3,274,691	96,636
Goldman Sachs Group Inc.	561,175	92,100
Willis Group Holdings plc	2,013,100	86,684
Julius Baer Group Ltd.	1,613,207	78,247
KeyCorp	5,830,900	74,402
ING US Inc.	2,175,350	73,462
Axis Capital Holdings Ltd.	1,602,221	72,132
* Santander Consumer USA Holdings Inc.	2,787,000	71,431
Comerica Inc.	1,515,350	69,403
Invesco Ltd.	1,902,750	63,266
ACE Ltd.	628,300	58,941
Regions Financial Corp.	4,739,400	48,200
Fifth Third Bancorp	2,283,800	48,005
Franklin Resources Inc.	918,225	47,757
Hartford Financial Services Group Inc.	1,382,425	45,966
State Street Corp.	664,850	44,512
Allstate Corp.	824,000	42,189
		4,056,585
Health Care (13.8%)
Bristol-Myers Squibb Co.	4,481,400	223,936
Cigna Corp.	2,587,200	223,301
UnitedHealth Group Inc.	2,946,400	212,966
Roche Holding AG	726,081	199,530
Eli Lilly & Co.	2,791,375	150,762
Medtronic Inc.	2,634,500	149,007
Covidien plc	1,945,400	132,754
Sanofi	1,153,448	112,908
AstraZeneca plc ADR	1,759,000	111,697
* Express Scripts Holding Co.	1,330,500	99,375
Abbott Laboratories	2,532,575	92,844
Becton Dickinson and Co.	820,275	88,688
Teva Pharmaceutical Industries Ltd. ADR	1,966,400	87,760
* Mylan Inc.	1,852,500	84,122
McKesson Corp.	476,000	83,019
Johnson & Johnson	741,425	65,594
Quest Diagnostics Inc.	1,175,075	61,692
Aetna Inc.	709,656	48,491
* Laboratory Corp. of America Holdings	446,125	40,075
Daiichi Sankyo Co. Ltd.	320,000	5,297
		2,273,818
Industrials (10.9%)
Eaton Corp. plc	4,116,600	300,882
Dover Corp.	1,794,700	155,349
Rexel SA	5,965,079	153,177
KBR Inc.	4,454,702	139,432

Chicago Bridge & Iron Co. NV	1,780,500	133,520
SKF AB	4,523,777	119,716
* American Airlines Group Inc.	3,400,100	114,073
Norfolk Southern Corp.	1,229,600	113,849
* Hertz Global Holdings Inc.	3,916,500	101,907
Pentair Ltd.	1,338,100	99,461
Honeywell International Inc.	1,045,300	95,363
Masco Corp.	3,292,523	69,670
Parker Hannifin Corp.	575,825	65,281
General Dynamics Corp.	549,600	55,680
L-3 Communications Holdings Inc.	467,500	51,925
* CNH Industrial NV	2,268,117	23,840
		1,793,125
Information Technology (16.7%)
* NXP Semiconductor NV	5,277,200	255,153
Avago Technologies Ltd. Class A	4,647,500	253,939
Hewlett-Packard Co.	8,400,898	243,626
* Arrow Electronics Inc.	4,504,850	231,459
Cisco Systems Inc.	9,627,675	210,942
* Check Point Software Technologies Ltd.	2,446,300	160,061
Oracle Corp.	4,208,150	155,281
SanDisk Corp.	2,119,900	147,439
* Lam Research Corp.	2,686,300	135,954
* Skyworks Solutions Inc.	4,316,600	130,577
Maxim Integrated Products Inc.	3,586,200	108,518
Analog Devices Inc.	2,055,800	99,233
Microsoft Corp.	2,556,500	96,764
Apple Inc.	186,400	93,312
* Juniper Networks Inc.	2,796,900	74,426
Corning Inc.	4,089,125	70,374
Intel Corp.	2,832,275	69,504
Accenture plc Class A	819,100	65,430
TE Connectivity Ltd.	865,010	48,882
ASML Holding NV	552,304	46,741
EMC Corp.	1,716,000	41,596
		2,739,211
Materials (3.6%)
International Paper Co.	3,624,100	173,014
Celanese Corp. Class A	2,236,500	113,256
LyondellBasell Industries NV Class A	1,357,400	106,909
* Owens-Illinois Inc.	2,547,500	81,622
Dow Chemical Co.	1,544,200	70,277
Rexam plc	6,542,830	52,978
		598,056
Other (0.3%)
2 Vanguard Value ETF	703,525	51,758

Utilities (1.1%)
PG&E Corp.	2,264,300	95,441
Entergy Corp.	1,307,873	82,435
		177,876
Total Common Stocks (Cost $12,434,196)		15,977,830

		Coupon
Temporary Cash Investments (2.8%)[1]
Money Market Fund (1.8%)
3	Vanguard Market Liquidity Fund	0.130%		303,928,321	303,928

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.9%)
	Bank of America Securities, LLC
	(Dated 1/31/14, Repurchase Value
	$142,900,000, collateralized by Federal
	Home Loan Mortgage Corp. 2.459%,
	3/1/42, and Federal National Mortgage
	Assn. 3.000%-4.500%, 10/1/28-8/1/43, with
	a value of $145,758,000)	0.020%	2/3/14	142,900	142,900

U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes		0.070%	2/5/14	1,500	1,500
4	Federal Home Loan Bank Discount Notes	0.062%	4/21/14	500	500
6	Freddie Mac Discount Notes	0.150%	2/3/14	300	300
[5,6] Freddie Mac Discount Notes		0.063%	3/17/14	11,700	11,697
					13,997
Total Temporary Cash Investments (Cost $460,827)					460,825
Total Investments (100.0%) (Cost $12,895,023)					16,438,655
Other Assets and Liabilities-Net (0.0%)					(1,824)
Net Assets (100%)					16,436,831

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.7% and 1.3%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $12,597,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's

Windsor Fund

pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	14,977,737	1,000,093	—
Temporary Cash Investments	303,928	156,897	—
Futures Contracts—Liabilities[1]	(643)	—	—
Total	15,281,022	1,156,990	—
1 Represents variation margin on the last day of the reporting period.

Windsor Fund

E. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	March 2014	554	246,059	924
E-mini S&P 500 Index	March 2014	24	2,132	7
				931

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At January 31, 2014, the cost of investment securities for tax purposes was $12,895,023,000. Net unrealized appreciation of investment securities for tax purposes was $3,543,632,000, consisting of unrealized gains of $3,723,273,000 on securities that had risen in value since their purchase and $179,641,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Windsor II Fund

Schedule of Investments

As of January 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (97.8%)[1]
Consumer Discretionary (7.6%)
	Target Corp.	12,194,100	690,674
	Ford Motor Co.	22,180,506	331,820
	Advance Auto Parts Inc.	2,787,221	320,001
	Viacom Inc. Class B	3,385,700	277,966
	Comcast Corp.	5,048,084	264,267
	Carnival Corp.	6,347,760	248,769
	Omnicom Group Inc.	2,299,300	166,883
	Delphi Automotive plc	2,043,404	124,423
	Genuine Parts Co.	1,177,000	96,808
	Renault SA	944,271	82,192
	Macy's Inc.	1,507,500	80,199
*	DR Horton Inc.	3,036,300	71,292
	Expedia Inc.	1,056,020	68,620
	Johnson Controls Inc.	1,465,000	67,566
	Wyndham Worldwide Corp.	783,211	55,561
*	Bed Bath & Beyond Inc.	864,582	55,204
	Volkswagen AG	204,523	49,700
	Hyundai Motor Co.	222,182	48,580
	Time Warner Cable Inc.	331,900	44,232
	Kohl's Corp.	844,500	42,757
*	AutoZone Inc.	82,562	40,873
	Volkswagen AG Prior Pfd.	161,020	40,808
	Interpublic Group of Cos. Inc.	2,341,000	38,205
	Lowe's Cos. Inc.	786,623	36,413
*	General Motors Co.	854,300	30,823
	Ryland Group Inc.	639,145	28,531
	McDonald's Corp.	225,400	21,226
*,^ JC Penney Co. Inc.		3,186,800	18,866
	Nordstrom Inc.	278,100	15,977
*	Meritage Homes Corp.	191,429	9,298
	Magna International Inc.	85,400	7,246
	Whirlpool Corp.	7,000	933
	GameStop Corp. Class A	24,600	863
	Gannett Co. Inc.	31,100	856
	Staples Inc.	54,600	719
*	Hyatt Hotels Corp. Class A	12,800	612
	Time Warner Inc.	7,999	503
	Best Buy Co. Inc.	21,000	494
	Starwood Hotels & Resorts Worldwide Inc.	5,200	389
	Newell Rubbermaid Inc.	11,100	343
	Mattel Inc.	1,600	61
*	Liberty Media Corp. Class A	300	39
			3,481,592
Consumer Staples (8.6%)
	Philip Morris International Inc.	12,627,653	986,725
^	Imperial Tobacco Group plc ADR	8,734,425	641,805
	Diageo plc ADR	5,253,620	630,697
	Wal-Mart Stores Inc.	7,331,605	547,524

Altria Group Inc.	12,433,832	437,920
Molson Coors Brewing Co. Class B	5,902,780	310,722
CVS Caremark Corp.	2,616,493	177,189
Sysco Corp.	3,095,156	108,578
Mondelez International Inc. Class A	1,297,061	42,479
Kellogg Co.	415,200	24,073
PepsiCo Inc.	215,200	17,293
Procter & Gamble Co.	53,390	4,091
Kimberly-Clark Corp.	16,500	1,805
Kraft Foods Group Inc.	32,700	1,712
Archer-Daniels-Midland Co.	41,500	1,638
Tyson Foods Inc. Class A	40,400	1,511
Coca-Cola Co.	34,100	1,290
Kroger Co.	35,200	1,271
Energizer Holdings Inc.	8,700	822
Walgreen Co.	9,300	533
Dr Pepper Snapple Group Inc.	6,200	297
Herbalife Ltd.	2,500	161
		3,940,136
Energy (12.1%)
Phillips 66	12,304,394	899,328
ConocoPhillips	11,928,989	774,788
BP plc ADR	15,549,869	729,133
Occidental Petroleum Corp.	8,245,207	722,033
Seadrill Ltd.	10,969,707	391,728
Marathon Petroleum Corp.	3,869,798	336,866
Apache Corp.	2,777,000	222,882
Transocean Ltd.	4,671,885	202,199
CONSOL Energy Inc.	4,587,020	171,325
Chevron Corp.	1,529,310	170,717
Devon Energy Corp.	2,253,950	133,479
Royal Dutch Shell plc ADR	1,717,805	118,700
HollyFrontier Corp.	2,012,600	93,183
* Cobalt International Energy Inc.	5,014,500	82,087
Valero Energy Corp.	1,238,000	63,262
Total SA ADR	1,069,300	61,132
Ensco plc Class A	1,160,871	58,473
Noble Corp. plc	1,825,078	56,632
Halliburton Co.	1,099,120	53,868
Kinder Morgan Inc.	1,067,552	36,308
* Weatherford International Ltd.	2,614,319	35,398
Murphy Oil Corp.	545,100	30,858
Marathon Oil Corp.	890,600	29,203
Gazprom OAO ADR	1,553,600	12,810
Exxon Mobil Corp.	94,882	8,744
* Kosmos Energy Ltd.	832,400	8,607
Helmerich & Payne Inc.	16,700	1,470
* Ultra Petroleum Corp.	54,000	1,293
Hess Corp.	8,125	613
Baker Hughes Inc.	5,500	312
Cimarex Energy Co.	1,700	167
* Newfield Exploration Co.	4,700	117
		5,507,715
Financials (21.4%)
JPMorgan Chase & Co.	22,120,982	1,224,618
Wells Fargo & Co.	24,976,941	1,132,454

Bank of America Corp.	60,248,526	1,009,163
American Express Co.	11,412,096	970,256
Citigroup Inc.	19,231,344	912,143
PNC Financial Services Group Inc.	11,148,368	890,532
Capital One Financial Corp.	10,702,906	755,732
XL Group plc Class A	12,711,132	365,318
SLM Corp.	15,720,252	357,793
MetLife Inc.	4,279,079	209,889
American International Group Inc.	3,977,564	190,764
Lincoln National Corp.	3,288,461	157,945
Goldman Sachs Group Inc.	876,599	143,867
Corrections Corp. of America	4,134,499	138,795
SunTrust Banks Inc.	3,499,867	129,565
Regions Financial Corp.	11,631,600	118,293
BNP Paribas SA	1,523,400	117,615
Hartford Financial Services Group Inc.	3,342,000	111,121
Barclays plc	24,726,145	110,536
Morgan Stanley	3,401,500	100,378
IntercontinentalExchange Group Inc.	471,900	98,528
Vornado Realty Trust	973,200	89,369
Allstate Corp.	1,312,900	67,220
Prudential Financial Inc.	793,000	66,921
Lexington Realty Trust	5,863,600	63,386
* Realogy Holdings Corp.	1,235,955	56,322
ACE Ltd.	574,722	53,915
Nordea Bank AB	3,611,800	48,221
Unum Group	1,421,300	45,766
Bank of New York Mellon Corp.	1,017,100	32,507
Travelers Cos. Inc.	21,100	1,715
Fifth Third Bancorp	76,200	1,602
US Bancorp	37,649	1,496
Invesco Ltd.	42,000	1,396
Everest Re Group Ltd.	8,500	1,230
Assurant Inc.	18,100	1,183
Ameriprise Financial Inc.	10,400	1,099
State Street Corp.	16,125	1,080
Simon Property Group Inc.	6,100	945
Public Storage	5,700	898
Host Hotels & Resorts Inc.	46,200	850
BlackRock Inc.	2,600	781
Ventas Inc.	12,000	749
Kimco Realty Corp.	34,000	711
UDR Inc.	28,200	686
Plum Creek Timber Co. Inc.	15,600	672
Comerica Inc.	13,700	627
WP Carey Inc.	9,500	561
Hospitality Properties Trust	20,700	532
Weingarten Realty Investors	17,900	519
KeyCorp	37,700	481
Huntington Bancshares Inc.	33,300	302
Chubb Corp.	3,500	296
RenaissanceRe Holdings Ltd.	2,500	227
Cole Real Estate Investment Inc.	9,900	150
Apartment Investment & Management Co. Class A	5,100	143
Principal Financial Group Inc.	2,900	126
ING US Inc.	2,100	71
		9,790,060

Health Care (18.0%)
Pfizer Inc.	41,181,096	1,251,905
WellPoint Inc.	13,033,012	1,120,839
Medtronic Inc.	17,969,600	1,016,361
Johnson & Johnson	11,167,750	988,011
Sanofi ADR	17,557,600	858,567
Merck & Co. Inc.	14,925,600	790,609
UnitedHealth Group Inc.	4,707,598	340,265
Zoetis Inc.	9,827,390	298,360
Baxter International Inc.	3,416,900	233,374
* Gilead Sciences Inc.	2,318,900	187,019
McKesson Corp.	1,022,112	178,267
* CareFusion Corp.	3,509,045	143,064
Sanofi	1,296,300	126,891
St. Jude Medical Inc.	1,827,316	110,973
Aetna Inc.	1,171,800	80,069
* Express Scripts Holding Co.	1,052,853	78,638
Covidien plc	1,046,472	71,411
AbbVie Inc.	1,411,361	69,481
Thermo Fisher Scientific Inc.	544,524	62,696
Amgen Inc.	340,499	40,502
Eli Lilly & Co.	688,300	37,175
Humana Inc.	362,700	35,291
Novartis AG ADR	413,100	32,664
AstraZeneca plc ADR	514,300	32,658
Zimmer Holdings Inc.	186,000	17,478
Quest Diagnostics Inc.	301,800	15,844
Cigna Corp.	19,100	1,649
Cardinal Health Inc.	20,300	1,381
* Endo Health Solutions Inc.	19,700	1,298
* Charles River Laboratories International Inc.	13,850	783
* Boston Scientific Corp.	46,100	624
* Quintiles Transnational Holdings Inc.	8,600	410
Bristol-Myers Squibb Co.	5,553	277
* Covance Inc.	2,900	274
		8,225,108
Industrials (12.1%)
Raytheon Co.	12,993,456	1,235,288
Honeywell International Inc.	10,635,110	970,241
General Dynamics Corp.	8,281,160	838,964
Emerson Electric Co.	11,191,300	737,954
2 Xylem Inc.	9,674,199	322,731
Illinois Tool Works Inc.	3,504,465	276,397
Tyco International Ltd.	5,810,127	235,252
General Electric Co.	4,987,248	125,330
Terex Corp.	1,961,700	80,430
Republic Services Inc. Class A	2,148,200	68,807
Stanley Black & Decker Inc.	702,000	54,335
Cummins Inc.	409,300	51,973
* Sensata Technologies Holding NV	1,379,611	51,653
* American Airlines Group Inc.	1,351,000	45,326
Lockheed Martin Corp.	290,600	43,854
United Technologies Corp.	372,209	42,439
Caterpillar Inc.	440,300	41,349
ADT Corp.	1,363,309	40,954
* Clean Harbors Inc.	722,900	40,540
PACCAR Inc.	699,800	39,189

Joy Global Inc.	657,600	34,715
Boeing Co.	235,400	29,486
KAR Auction Services Inc.	953,160	26,517
* WABCO Holdings Inc.	305,405	26,332
Northrop Grumman Corp.	161,976	18,716
FedEx Corp.	121,800	16,238
Embraer SA ADR	463,600	14,228
* CNH Industrial NV	703,100	7,411
United Parcel Service Inc. Class B	21,600	2,057
L-3 Communications Holdings Inc.	13,200	1,466
Delta Air Lines Inc.	37,700	1,154
IDEX Corp.	15,800	1,138
* Spirit Aerosystems Holdings Inc. Class A	19,000	644
3M Co.	3,200	410
Towers Watson & Co. Class A	3,000	351
Waste Management Inc.	6,100	255
Manpowergroup Inc.	1,200	93
		5,524,217
Information Technology (9.2%)
Microsoft Corp.	32,759,485	1,239,947
Intel Corp.	27,628,600	678,006
Apple Inc.	619,174	309,959
Cisco Systems Inc.	12,961,900	283,995
Corning Inc.	11,799,600	203,071
EMC Corp.	7,744,179	187,719
Samsung Electronics Co. Ltd.	133,900	158,449
Hewlett-Packard Co.	5,075,550	147,191
QUALCOMM Inc.	1,863,600	138,316
International Business Machines Corp.	756,525	133,663
Oracle Corp.	3,475,396	128,242
Visa Inc. Class A	550,600	118,616
* Google Inc. Class A	93,525	110,450
* Check Point Software Technologies Ltd.	1,351,300	88,416
* Citrix Systems Inc.	1,053,100	56,941
Texas Instruments Inc.	1,316,400	55,815
* Teradyne Inc.	2,852,430	53,654
SanDisk Corp.	695,900	48,400
Maxim Integrated Products Inc.	539,000	16,310
TE Connectivity Ltd.	279,875	15,816
Western Digital Corp.	19,100	1,646
Seagate Technology plc	28,550	1,509
Computer Sciences Corp.	24,200	1,462
Harris Corp.	18,100	1,255
Applied Materials Inc.	55,900	940
Fidelity National Information Services Inc.	16,700	847
* ON Semiconductor Corp.	97,600	816
CA Inc.	13,700	439
		4,181,890
Materials (1.6%)
EI du Pont de Nemours & Co.	5,346,588	326,195
Eastman Chemical Co.	2,055,270	160,229
International Paper Co.	1,577,200	75,296
US Silica Holdings Inc.	1,521,900	45,079
Carpenter Technology Corp.	641,200	37,260
Dow Chemical Co.	796,838	36,264
Praxair Inc.	227,426	28,365

	LyondellBasell Industries NV Class A			24,820	1,955
	Westlake Chemical Corp.			10,400	1,264
	Packaging Corp. of America			19,400	1,253
*	Owens-Illinois Inc.			37,600	1,205
	Avery Dennison Corp.			24,000	1,182
	Rock-Tenn Co. Class A			3,600	365
					715,912
Other (0.7%)
3	Vanguard Value ETF			2,511,200	184,749
3	Vanguard Total Stock Market ETF			796,300	73,960
	SPDR S&P 500 ETF Trust			299,130	53,299
					312,008
Telecommunication Services (2.7%)
	AT&T Inc.			16,308,607	543,403
	Verizon Communications Inc.			10,862,509	521,618
	Vodafone Group plc ADR			2,761,800	102,352
	CenturyLink Inc.			2,423,600	69,945
					1,237,318
Utilities (3.8%)
	Public Service Enterprise Group Inc.			18,477,358	616,035
2	CenterPoint Energy Inc.			25,745,343	602,441
	Entergy Corp.			5,412,378	341,142
	Exelon Corp.			2,264,300	65,665
*	Calpine Corp.			2,811,933	53,370
	NRG Energy Inc.			1,744,700	48,590
	Edison International			420,800	20,266
	Dominion Resources Inc.			27,200	1,847
	Ameren Corp.			36,200	1,370
	AES Corp.			91,900	1,292
	AGL Resources Inc.			26,400	1,261
	MDU Resources Group Inc.			32,500	1,041
	Duke Energy Corp.			12,500	883
	NextEra Energy Inc.			6,500	598
	OGE Energy Corp.			9,000	307
					1,756,108
Total Common Stocks (Cost $32,832,180)					44,672,064
		Coupon		Shares
Temporary Cash Investments (2.2%)[1]
Money Market Fund (2.1%)
[4,5] Vanguard Market Liquidity Fund		0.130%		973,234,031	973,234

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
[6,7] Federal Home Loan Bank Discount Notes		0.070%	3/12/14	100	100
[7,8] Freddie Mac Discount Notes		0.063%	3/17/14	26,000	25,994
					26,094
Total Temporary Cash Investments (Cost $999,333)					999,328
Total Investments (100.0%) (Cost $33,831,513)					45,671,392
Other Assets and Liabilities-Net (0.0%)[5]					(697)
Net Assets (100%)					45,670,695

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,661,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.8% and 2.2%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $11,767,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $1,400,000 have been segregated as initial margin for open futures contracts.
8 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Windsor II Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	43,876,263	795,801	—
Temporary Cash Investments	973,234	26,094	—
Futures Contracts—Liabilities[1]	(40)	—	—
Total	44,849,457	821,895	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2014	105	9,327	5
S&P 500 Index	March 2014	14	6,218	13
				18

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Windsor II Fund

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Oct. 31, 2013		from		Jan. 31, 2014
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
CenterPoint Energy Inc.	633,335	—	—	5,342	602,441
Xylem Inc.	333,760	—	—	—	322,731
	967,095			5,342	925,172

F. At January 31, 2014, the cost of investment securities for tax purposes was $33,831,513,000. Net unrealized appreciation of investment securities for tax purposes was $11,839,879,000, consisting of unrealized gains of $14,447,622,000 on securities that had risen in value since their purchase and $2,607,743,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WINDSOR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 19, 2014

VANGUARD WINDSOR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 19, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.